INVESTMENTS - Investment in debt instruments designated as at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	$ 0
Initial recognition	0	$ 4,589	$ 0
Carrying amount of investments for debt instrument at FVTPL, ending balance	6,827	0
BioConnection Investments B.V.
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	0
Initial recognition	7,933
Fair value changes	(1,185)
Currency translation	79
Carrying amount of investments for debt instrument at FVTPL, ending balance	$ 6,827	$ 0